Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue, net	$ 88,977	$ 339,423	$ 227,014	$ 824,488	$ 1,324,304	$ 593,899
Cost of sales	168,222	257,133	390,643	545,414	1,182,303	806,846
Gross margin (deficit)	(79,245)	82,290	(163,629)	279,074	142,001	(212,947)
Operating expenses
Technology and development	288,811	470,043	687,662	828,341	1,822,228	1,388,188
Selling, general and administrative	1,583,324	1,614,437	3,131,155	4,545,498	7,869,144	9,834,427
Deferred offering cost write-off			848,531
Depreciation and amortization	405	535	810	1,770	1,647	6,707
Total operating expenses	1,872,540	2,085,015	4,668,158	5,375,609	9,693,019	11,229,322
Loss from operations	(1,951,785)	(2,002,725)	(4,831,787)	(5,096,535)	(9,551,017)	(11,442,269)
Other (income) expenses
Interest expense	339,498	475,897	447,481	1,171,730	1,563,162	2,419,121
PPP Loan forgiveness						(361,605)
Miscellaneous income, net						(1,159)
Total other (income) expenses	339,498	475,897	447,481	1,171,730	1,563,162	2,056,357
Loss before provision for income taxes	(2,291,283)	(2,478,622)	(5,279,268)	(6,268,265)	(11,114,179)	(13,498,626)
Net loss	$ (2,291,283)	$ (2,478,622)	$ (5,279,268)	$ (6,268,265)	$ (11,114,179)	$ (13,498,626)
Net loss per share – basic and diluted (in Dollars per share)	$ (0.17)	$ (0.22)	$ (0.4)	$ (0.58)	$ (0.96)	$ (1.43)
Weighted average number of common shares outstanding – basic and diluted (in Shares)	13,561,499	11,240,279	13,359,305	10,799,832	11,577,808	9,431,718